Trade Receivables and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade Receivables And Other Receivables
Trade receivable and Other receivables

Note 4.A – Trade receivables

	December 31,
	2017	2018
	Thousand USD	Thousand USD
Open balances	81	1,233
Income receivables	13	80
	94	1,313

Note 4.B – Other receivables

	December 31,
	2017	2018
	Thousand USD	Thousand USD
Government authorities	345	354
Prepaid expenses	228	205
Others	10	11
	583	570